Condensed Financial Information of the Company - Condensed statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Condensed statements of comprehensive income
Net income	$ 36,008	¥ 245,936	¥ 258,827	¥ 189,353
Foreign currency translation adjustment	12,659	86,458
Comprehensive income attributable to OneSmart International Education Group Limited's shareholders	52,081	355,713	272,122	195,151
Parent company | Reportable legal entities
Condensed statements of comprehensive income
Net income	36,008	245,936	258,827	189,353
Other comprehensive income	3,414	23,319	13,295	5,798
Foreign currency translation adjustment	12,659	86,458
Comprehensive income attributable to OneSmart International Education Group Limited's shareholders	$ 52,081	¥ 355,713	¥ 272,122	¥ 195,151